Borrowings - Summary of Non-convertible Debentures Issued by the Group (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 115,747	$ 1,778	₨ 136,751
Ten point two five percentage due August two thousand and seventeen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			5,000
Nine point seven zero percentage due September two thousand and seventeen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			1,800
Nine point three six percentage due October two thousand and seventeen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			9,752
Nine point two seven percentage due November two thousand and seventeen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			2,000
Nine point three six percentage due December two thousand and seventeen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			5,250
Eight point nine one percentage due April two thousand and eighteen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	9,998	154	9,978
9.10% due April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	24,999	384	24,990
9.17% due July 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	12,000	184	12,000
7.60% due May 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,506	55
Seven point seven five percentage due September two thousand and nineteen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	38	2,500
Eight point six five percentage due September two thousand and nineteen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	1,500	23	1,500
8.25% due October 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,000	46	3,000
7.50% due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,000	31	2,000
Eight point two zero percentage due November two thousand and nineteen [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,000	46	3,000
Seven point nine zero percentage due March two thousand and twenty [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	1,998	31
Seven point nine five percentage due April two thousand and twenty [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,000	46	3,000
Eight point seven zero percentage due April two thousand and twenty[member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	6,000	92	6,000
Eight point zero zero percentage due July two thousand and twenty [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,996	46
Seven point eight five percentage due August two thousand and twenty [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	5,000	77
Eight point zero zero percentage due August two thousand and twenty[member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	20,000	307	19,990
Eight point two five percentage due September two thousand and twenty [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	4,250	65
Seven point eight zero percentage due December two thousand and twenty [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	5,000	77
Eight point seven five percentage due April two thousand and twenty one [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	38	2,500
Eight point seven five percentage due September two thousand and twenty one [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 2,500	$ 38	2,500
Nine point four zero percentage due October two thousand and twenty two [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			4,998
Nine point four zero percentage due November two thousand and twenty two [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			4,997
Nine point two four percentage due December two thousand and twenty two one [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			4,999
Nine point two four percentage due December two thousand and twenty two [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			₨ 4,997